Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

21.  Subsequent Events

The Group has evaluated subsequent events through April 26, 2023, which is the date these consolidated financial statements are issued, with no material events or transactions needing recognition or disclosure found.